Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

(a)	Related party transactions with Rio Tinto

On January 24, 2012, Rio Tinto announced that it had increased its stake in the Company to 51.0% from 49.0%. As at December 31, 2012, Rio Tinto’s equity ownership in the Company was 50.8% (December 31, 2011 - 48.9%).

The following table presents the consolidated balance sheet line items that include deposits with Rio Tinto, amounts due from Rio Tinto and amounts payable to Rio Tinto:

	December 31,
	2012	2011
Cash and cash equivalents (i)	$970,591	$—
Due from related parties	496	—
Payable to related parties:
Management services payment (ii)	(91,175)	(56,783)
Cost recoveries (iii)	(94,226)	(26,026)
Interest payable on long-term debt (Note 13)	(25,105)	(4,507)
Interim funding facility (Note 13 (a))	(1,799,004)	(400,655)

	$(1,038,423)	$(487,971)

The following table summarizes transactions with Rio Tinto by their nature:

	Year Ended December 31,
	2012	2011
Interest income on demand deposits (i)	$385	$—
Costs recoveries - Turquoise Hill	2,654	—
Financing costs:
Series D Warrants (Note 16 (c))	(164,384)	—
Standby commitment fee (Note 16 (d))	(72,764)	—
Front end fees (Note 13)	(15,000)	(18,000)
Commitment fees (Note 13)	(17,681)	(7,705)
Interest expense (Note 13)	(101,109)	(881)
Management services payment (ii)	(34,392)	(42,770)
Costs recoveries - Rio Tinto (iii)	(113,326)	(40,808)

	$(515,617)	$(110,164)

(i)

Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.

The first deposit of $696.4 million terminates on the earliest of the first drawdown under the Oyu Tolgoi project-finance package, the full repayment of all amounts due under the interim funding facility (Note 13 (a)) and December 31, 2013.

The second deposit of $274.2 million was terminated by Rio Tinto on March 1, 2013 in accordance with the terms of the deposit arrangement.

In the event Rio Tinto fails to repay any amount payable to the Company under the deposit arrangement, the Company may elect to apply such amount to any amount outstanding under the interim funding facility.

During 2012, interest income of $0.4 million (2011 - $nil) was earned on the two amounts deposited with Rio Tinto.

(ii)

In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to 1.5% of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 until the Oyu Tolgoi mine achieves certain production milestones. Thereafter, the 1.5% factor increases to 3.0%.

The payment of the accrued management services payment has been deferred until the Oyu Tolgoi mine reaches certain production milestones, which are expected to be achieved in the first half of 2013. Thereafter, the management services payment will be payable quarterly.

(iii)

Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.

The above noted transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

(b)	Other related party transactions

The following table summarizes transactions with related parties which were primarily incurred on a cost-recovery basis with a company affiliated with Turquoise Hill or companies related by way of directors or shareholders in common. The table summarizes related party transactions by related party:

	Year Ended December 31,
	2012	2011
Global Mining Management Corporation (i)	$24,019	$14,815
Robert Friedland related entities (ii)	21,224	8,299

	$45,243	$23,114

The above noted transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Amounts due from related parties and amounts payable to related parties at December 31, 2012, included $1.1 million and $0.1 million, respectively (December 31, 2011 - $1.1 million and $2.1 million, respectively), which were due from/to a company affiliated with Turquoise Hill or companies related by way of directors or shareholders in common.

(i)

Global Mining Management Corporation (“Global”) is a private company based in Vancouver owned equally by seven companies, one of which is the Company. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.

(ii)

Robert Friedland beneficially owns more than 10% of the Company and was the Company’s CEO up until April 17, 2012. Turquoise Hill had various service arrangements with certain private companies 100%-owned by Mr. Friedland. These arrangements were on a cost-recovery basis and included aircraft rental and administration and other office services out of London, England and Singapore. The cost-sharing arrangements with these entities were terminated in April 2012, and a payment of $19.4 million was made to settle all obligations.

Turquoise Hill has a 50% interest in Altynalmas. During 2012, the Company recognized $4.6 million (2011 - $3.6 million) in interest income on its shareholder loan balance with Altynalmas.